Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets

As of December 31, 2022 and December 31, 2021, the Company’s net deferred tax assets are as follows:

	12/31/2022	12/31/2021
Deferred tax asset:
Organizational costs/Startup expenses	$162,512	$11,964
Net operating loss	-	29,971
Total deferred tax asset	162,512	41,935
Valuation allowance	(162,512)	(41,935)
Deferred tax asset, net of allowance	$-	$-

Schedule of Income Tax Benefit

The income tax benefit for the period from January 1, 2022 through December 31, 2022 and from May 20, 2021 (Inception) through December 31, 2021, consists of the following:

	January 1, 2022 through December 31, 2022	May 20, 2021 (inception) through December 31, 2021
Federal:
Current	$349,053	-
Deferred	(100,083)	(35,944)

State:
Current	$96,739	-
Deferred	(20,493)	(5,991)
Change in valuation allowance	120,577	41,935
Income tax provision	$445,793	-

Schedule of Reconciliation of the Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate on December 31, 2022 and December 31, 2021, consists of the following:

	12/31/2022	12/31/2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.3%	2.8%
Change in State Tax Rate	2.0%	0.0%
Net Operating Loss	-2.3%	0.0%
Change in valuation allowance	9.3%	-23.8%
Effective Tax Rate	34.4%	0.0%